SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	13 Months Ended
Dec. 31, 2021
Maximum [member] | Customer Relationships [member]
Statement [Line Items]
Intangible Useful Life	5 years
Minimum [member] | Customer Relationships [member]
Statement [Line Items]
Intangible Useful Life	3 years
Brand names [member] | Maximum [member]
Statement [Line Items]
Intangible Useful Life	5 years
Brand names [member] | Minimum [member]
Statement [Line Items]
Intangible Useful Life	3 years